Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 480,403	₨ 480,542
Add : Additional provision, net	265,000	371,890
Less : Bad debts written off	(165,853)	(372,029)
Balance at the end of the year	₨ 579,550	₨ 480,403